S000090511 [Member] Investment Objectives and Goals - AMG Systematica Trend-Enhanced Markets Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Systematica Trend-Enhanced Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) seeks long-term capital appreciation.